Group Information	12 Months Ended
Dec. 31, 2021
Group Information
Group Information

6      Group Information

At December 31, 2021, Jumia consolidated the Parent entity (Jumia Technologies AG) and the following subsidiaries:

	Country of	% control
Company name	incorporation	December 31, 2020	December 31, 2021	Principal activities(1)
Africa Internet General Trading LLC	UAE	100.00	100.00	Services
Africa Internet Services SAS	FRANCE	100.00	100.00	Not active
African Internet Services S.A.	ANGOLA	100.00	100.00	Not active
AIH General Merchandise Algeria UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Cameroon UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Egypt UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Ivory Coast UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Kenya UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Morocco UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Nigeria UG (haftungsbeschränkt) & Co. KG	GERMANY	99.89	99.89	Holding
AIH General Merchandise Tanzania UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH Subholding Nr. 10 UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH Subholding Nr. 11 UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH Subholding Nr. 8 UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
Atol Internet Services Ltd.	MAURITIUS	100.00	-	-
Atol Internet Serviçes Mozambique Ltd.	MOZAMBIQUE	100.00	-	-
Atol Internet Services Rwanda Ltd.	RWANDA	100.00	100.00	JumiaPay
Atol Internet Services S.a.r.l. Tunisia	TUNISIA	100.00	100.00	Not active
Atol Ivory Coast SARL	IVORY COAST	100.00	100.00	Not active
Atol Services Congo Ltd.	CONGO	100.00	-	-
Atol Services Gabon SARL	GABON	100.00	100.00	Not active
Atol Technology PLC	ETHIOPIA	100.00	100.00	Not active
Bambino 162. V V UG (haftungsbeschränkt)	GERMANY	100.00	100.00	General Partner
Digital Services XLV (GP) S.à r.l.	LUXEMBURG	100.00	-	-
EasyTaxi Egypt	EGYPT	100.00	100.00	Not active
Ecart Internet Services Nigeria Ltd.	NIGERIA	99.89	99.89	Online retailer
Ecart Services Algeria SARL	ALGERIA	100.00	100.00	Not active
Ecart Services Cameroon Ltd.	CAMEROON	100.00	100.00	Not active
Ecart Services Ghana Ltd.	GHANA	100.00	100.00	Not active
Ecart Services Ivory Coast SARL	IVORY COAST	100.00	100.00	Online retailer
Ecart Services Kenya Ltd.	KENYA	100.00	100.00	Online retailer
Ecart Services Morocco Sarlau	MOROCCO	100.00	100.00	Online retailer
Ecart Services Tanzania Ltd.	TANZANIA	100.00	100.00	Not active

	Country of	% control
Company name	incorporation	December 31, 2020	December 31, 2021	Principal activities(1)
Hellopay Africa Integrated Services Ltd.	NIGERIA	100.00	100.00	Jumia Pay
Jade E-Services Algeria SARL	ALGERIA	100.00	100.00	Marketplace
Jade E-Services Ghana Ltd.	GHANA	100.00	100.00	Online retailer
Jade E-Services Kenya Ltd.	KENYA	100.00	100.00	Not active
Jade E-Services Senegal SARL	SENEGAL	100.00	100.00	Online retailer
Jade E-Services South Africa Proprietary Ltd.	SOUTH AFRICA	100.00	100.00	Online retailer
Jade E-Services Tunisia SARL	TUNISIA	100.00	100.00	Not active
Jade E-Services Uganda Ltd.	UGANDA	100.00	100.00	Online retailer
Jolali Global Resources Ltd.	NIGERIA	99.89	99.89	Not active
Jumia Egypt LLC	EGYPT	100.00	100.00	Online retailer
Jumia Electronic Payment Services S.A.E	EGYPT	-	100.00	JumiaPay
Jumia Eservices SARL	TUNISIA	100.00	100.00	Online retailer
Jumia for Trading LLC	EGYPT	100.00	100.00	Not active
Jumia Services FZ-LLC	UAE	100.00	100.00	Services
Jumia Services GmbH	GERMANY	100.00	100.00	Services
Jumia Technology Services (Shenzhen) Co., Ltd	CHINA	100.00	100.00	Services
Jumia Technologies Spain SLU	SPAIN	-	100.00	Services
Jumia Technologies Cote D’Ivoire SARLU	IVORY COAST	-	100.00	Marketing Services
Jumia UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
Jumia USA LLC	USA	100.00	100.00	Services
Juwel 193 V V UG (haftungsbeschränkt) & Co. Zwölfte Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt)	GERMANY	100.00	100.00	General Partner
Juwel 193. V V UG (haftungsbeschränkt) & Co. 132. Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. 23. Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. 24. Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Fünfte Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Vierte Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 194. V V UG (haftungsbeschränkt)	GERMANY	100.00	100.00	General Partner
Juwel 194. V V UG (haftungsbeschränkt) & Co. Erste Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel E-Services Tanzania Ltd.	TANZANIA	100.00	100.00	Not active
Lendico S.A (PTY) Ltd.	SOUTH AFRICA	100.00	100.00	Not active
Lipco Internet Services Zimbabwe Ltd.	ZIMBABWE	100.00	100.00	Not active
Silveroak Internet Services Portugal, Unipessoal Lda	PORTUGAL	100.00	100.00	IT Services
Jumia Technologies SUARL	TUNISIA	-	100.00	Services
Vamido Global Resources Ltd.	NIGERIA	99.89	99.89	Not active
(1)	Principal activities as of December 31, 2021

The changes in scope during 2021 result from creation of new entities, mergers and liquidations.

Newly created entities in 2021 are Jumia Electronic Payment Services S.A.E, Jumia Technologies Spain SLU, Jumia Technologies SUARL and Jumia Technologies Cote D’Ivoire SARLU. Atol Services Congo Ltd was dissolved by merger with AIH Subholding Nr. 8 UG (haftungsbeschränkt) & Co. KG in Germany. Atol Internet Serviçes Mozambique Ltd., Digital Services XLV (GP) S.à r.l. and Atol Internet Services Ltd. were liquidated in 2021.